3. INVESTMENT SECURITIES: Schedule of Investment Securities, Fair Value and Unrealized Losses (Details) - US States and Political Subdivisions Debt Securities - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	$ 41,660,651	$ 920,927
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Loss	(896,338)	(1,022)
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	652,921	0
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Loss	$ (52,078)	$ 0